Carrying values of vessels, vessels under construction and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment of assets [Abstract]
Carrying value rollforward [Table Text Block]
A roll-forward of activity within vessels under construction is as follows:

In thousands of U.S. dollars
Balance as of January 1, 2018	$55,376
Installment payments and other capitalized expenses	25,452
Capitalized interest	157
Transferred to operating vessels and drydock	(80,985)
Balance as of December 31, 2018	$—